United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 06/30/02

Check here if Amendment {    }; Amendment Number: _________
  This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell, Philadelphia, PA     August 1, 2002

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Entry Total: 97,780
					        (Thousands)




      Form 13F Information Table

















TITLE
OF

VALUE

SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN
AMT
PR
CALL
DSCRETN
MNGS
SOLE SHARED
NONE









FedEx Corporation
com
31428X 10 6
 4,636
 86,809

sh

sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
 4,424
 99,704
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
 3,719
 90,889
sh
sole
none
x
General Growth Properties
com
370021 10 7
 3,021
 59,239
sh
sole
none
x
A F L A C Inc.
com
001055 10 2
 2,952
 92,238
sh
sole
none
x
Boeing Co.
com
097023 10 5
 2,925
 64,992
sh
sole
none
x
Merck & Co.
com
589331 10 7
 2,922
 57,693
sh
sole
none
x
IBM
com
459200 10 1
 2,882
 40,022
sh
sole
none
x
Goodrich Co.
com
382388 10 6
 2,707
 99,085
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
 2,613
 54,215
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
 2,478
 95,200
sh
sole
none
x
General Motors
com
370442 10 5
 2,425
 45,377
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
 2,417
 46,252
sh
sole
none
x
Pepsico
com
713448 10 8
 2,416
 50,131
sh
sole
none
x
Verizon Communications
com
92343V 10 4
 2,393
 59,592
sh
sole
none
x
DuPont
com
263534 10 9
 2,313
 52,087
sh
sole
none
x
Pfizer
com
717081 10 3
 2,185
 62,417
sh
sole
none
x
Medtronics
com
585055 10 6
 2,155
 50,295
sh
sole
none
x
Dean Foods Company
com
242370 10 4
 1,861
 49,890
sh
sole
none
x
Cooper Industries Inc.
com
077459 10 5
 1,788
 45,490
sh
sole
none
x
CIGNA Corporation
com
17179x 10 6
 1,715
 17,601
sh
sole
none
x
First American Corporation
com
318522 30 7
 1,581
 68,730
sh
sole
none
x
American Italian Pasta Co
com
027070 10 1
 1,532
 30,040
sh
sole
none
x
Sara Lee
com
803111 10 3
 1,502
 72,791
sh
sole
none
x
General Electric Co.
com
369604 10 3
 1,422
 48,944
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
 1,418
 15,882
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1
 1,394
 48,240
sh
sole
none
x
American International
Group
com
026874 10 7
 1,390
 20,376
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
 1,347
 24,050
sh
sole
none
x
Hershey Foods
com
427866 10 8
 1,338
 21,412
sh
sole
none
x
Alberto Culver A
cl a
13068  20 0
 1,338
 29,605
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
 1,257
 33,374
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
 1,207
 91,471
sh
sole
none
x
Textron Inc.
com
883203 10 1
 1,174
 25,035
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
 1,108
 27,899
sh
sole
none
x
Enerplus Resources Fund
com
29274D 60 4
 1,061
 57,205
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
 1,060
 31,257
sh
sole
none
x
UGI Corp
com
902681 10 5
 1,044
 32,680
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
 1,009
 36,281
sh
sole
none
x
BP plc
com
055622 10 4
 1,005
 19,904
sh
sole
none
x
Safeway Inc.
com
new
786514 20 8
   980
 33,585
sh
sole
none
x
Philadelphia Suburban
Corp.
com
718009 60 8
   908
 44,932
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
   887
 28,168
sh
sole
none
x
Philip Morris Companies
com
349631 10 1
   882
 20,199
sh
sole
none
x
Robert Mondavi
com
609200 10 0
   844
 24,655
sh
sole
none
x
Belden Inc
com
077459 10 5
   805
 38,650
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
   751
 25,900
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
   731
 66,561
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
   700
 32,064
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
   681
 13,615
sh
sole
none
x
Unisys Corp
com
909214 10 8
   651
 72,300
sh
sole
none
x
Astrazeneca PLC ADR
adr
046353 10 8
   634
 15,455
sh
sole
none
x
Delta Airlines
com
247361 10 8
   618
 30,887
sh
sole
none
x
Gillette Co.
com
375766 10 2
   597
 17,630
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
   580
 15,789
sh
sole
none
x
GlaxoSmithKline ADR
com
37733W 10 5
   542
 12,554
sh
sole
none
x
General Mills Inc.
com
370334 10 4
   520
 11,795
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
   462
  8,365
sh
sole
none
x
OM Group Inc.
com
670872 10 0
   444
  7,160
sh
sole
none
x
Universal Forest Products
com
913543 10 4
   444
 18,950
sh
sole
none
x
Motorola, Inc.
com
620076 10 9
   349
 24,171
sh
sole
none
x
S B C Communications Inc.
com
78387G 10 3
   336
 11,004
sh
sole
none
x
Otter Tail Corporation
com
689648 10 3
   326
 10,330
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
   323
 14,697
sh
sole
none
x
Citigroup Inc.
com
172967 10 1
   240
  6,181
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
   238
  9,279
sh
sole
none
x
Microsoft
com
594918 10 4
236
  4,306
sh
sole
none
x
Disney Co.
com
254687 10 6
229
 12,091
sh
sole
none
x
Sensient Technologies
com
81725T 10 0
220
  9,650
sh
sole
none
x
Newell Rubbermaid Inc.
com
651229 10 6
212
  6,035
sh
sole
none
x
Xerox Corp.
com
984121 10 3
154
 22,084
sh
sole
none
x
Tellabs Inc.
com
879664 10 0
108
 17,460
sh
sole
none
x
Lucent Technology
com
549463 10 7
19
 11,145
sh
sole
none
x